UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-03495

Deutsche Money Market Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                      as of March 31, 2016 (Unaudited)

Deutsche Money Market Series

(Effective May 2, 2016, the Fund was renamed Deutsche Government Money Market Series)

Deutsche Money Market Series (the “Fund”) is a feeder fund that invests substantially all of its assets in a “master portfolio”, the Cash Management Portfolio (the “Portfolio”) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2016 the Fund owned approximately 75% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

	Principal Amount ($)	Value ($)
Certificates of Deposit and Bank Notes 15.4%
Banco del Estado de Chile:
0.45%, 5/2/2016	49,000,000	49,000,000
0.57%, 4/28/2016	110,600,000	110,600,000
Bank of Montreal, 0.64%, 4/18/2016	65,000,000	65,000,000
Bank of Nova Scotia, 0.623%, 4/28/2016	38,500,000	38,500,000
Canadian Imperial Bank of Commerce, 0.67%, 6/30/2016	106,075,000	106,075,000
Dexia Credit Local, 0.618%, 5/4/2016	100,000,000	100,000,000
DZ Bank AG:
0.59%, 5/2/2016	88,000,000	88,000,000
0.6%, 4/20/2016	110,000,000	110,000,000
Mitsubishi UFJ Trust & Banking Corp., 0.69%, 5/2/2016	32,865,000	32,865,000
Mizuho Bank Ltd., 0.6%, 4/29/2016	280,000,000	280,000,000
Nordea Bank Finland PLC, 0.608%, 5/13/2016	100,000,000	100,000,000
Norinchukin Bank, 0.57%, 5/2/2016	150,000,000	150,000,000
Rabobank Nederland NV, 0.618%, 4/14/2016	187,000,000	187,000,000
Royal Bank of Canada, 0.71%, 5/2/2016	92,500,000	92,500,000
Svenska Handelsbanken AB, 0.596%, 4/15/2016	125,000,000	125,000,000
Toronto-Dominion Bank, 0.65%, 4/28/2016	110,000,000	110,000,000
Wells Fargo Bank NA:
0.585%, 6/3/2016	50,000,000	50,000,000
0.611%, 4/11/2016	63,000,000	63,000,000
Westpac Banking Corp., 0.563%, 5/27/2016	135,000,000	135,000,000
Total Certificates of Deposit and Bank Notes (Cost $1,992,540,000)		1,992,540,000
Commercial Paper 20.1%
Issued at Discount ** 14.2%
Albion Capital LLC:
0.5%, 4/20/2016	144,569,000	144,530,850
0.5%, 4/25/2016	45,000,000	44,985,000
0.571%, 4/20/2016	40,370,000	40,357,855
Caisse Centrale Desjardins du Quebec, 0.581%, 5/2/2016	50,000,000	49,975,028
Coca-Cola Co.:
0.37%, 4/5/2016	3,500,000	3,499,856
0.38%, 4/11/2016	5,000,000	4,999,472
Crown Point Capital Co., LLC, 0.701%, 5/16/2016	143,050,000	142,924,831
Erste Abwicklungsanstalt:
0.531%, 4/4/2016	107,000,000	106,995,274
0.591%, 4/22/2016	50,000,000	49,982,792
Gotham Funding Corp., 0.49%, 4/28/2016	119,848,000	119,803,956
Manhattan Asset Funding Co., LLC:
0.5%, 4/28/2016	98,197,000	98,160,176
0.661%, 4/19/2016	95,257,000	95,225,565
MetLife Short Term Funding LLC, 0.401%, 4/29/2016	80,000,000	79,975,111
Nederlandse Waterschapsbank NV, 0.571%, 4/28/2016	12,000,000	11,994,870
New York Life Capital Corp., 0.38%, 4/4/2016	16,428,000	16,427,480
Old Line Funding LLC:
144A, 0.552%, 5/16/2016	150,000,000	149,896,875
0.652%, 5/2/2016	62,500,000	62,465,017
144A, 0.722%, 5/2/2016	51,500,000	51,468,070
PepsiCo, Inc., 0.35%, 4/18/2016	47,500,000	47,492,149
Regency Markets No. 1 LLC, 0.44%, 4/20/2016	22,000,000	21,994,891
Standard Chartered Bank:
0.501%, 4/5/2016	100,000,000	99,994,445
0.671%, 5/2/2016	148,500,000	148,414,324
The Army & Air Force Exchange Service, 0.4%, 4/8/2016	2,607,000	2,606,797
Victory Receivables Corp.:
0.48%, 5/2/2016	80,000,000	79,966,933
0.49%, 4/28/2016	50,000,000	49,981,625
Working Capital Management Co.:
0.5%, 5/2/2016	61,500,000	61,473,521
0.531%, 4/14/2016	24,000,000	23,995,407
0.531%, 4/22/2016	25,000,000	24,992,271
		1,834,580,441
Issued at Par * 5.9%
Bank Nederlandse Gemeenten, 0.611%, 5/6/2016	87,000,000	87,000,000
Bedford Row Funding Corp.:
0.578%, 4/8/2016	40,000,000	40,000,000
144A, 0.638%, 4/12/2016	90,500,000	90,500,000
BNZ International Funding Ltd., 0.62%, 6/14/2016	15,000,000	15,000,000
Commonwealth Bank of Australia:
0.551%, 4/7/2016	82,000,000	81,999,916
0.558%, 5/4/2016	75,000,000	75,000,000
0.558%, 4/29/2016	38,000,000	37,999,729
0.561%, 5/6/2016	100,000,000	99,999,384
Erste Abwicklungsanstalt, 144A, 0.592%, 4/19/2016	68,250,000	68,249,919
HSBC Bank PLC, 144A, 0.692%, 6/24/2016	113,250,000	113,250,000
Old Line Funding LLC, 144A, 0.638%, 5/6/2016	50,000,000	50,000,000
		758,998,948
Total Commercial Paper (Cost $2,593,579,389)		2,593,579,389
Government & Agency Obligations 28.6%
Other Government Related (a) 0.9%
European Investment Bank, 0.625%, 4/15/2016	120,000,000	120,004,287
U.S. Government Sponsored Agencies 19.2%
Federal Farm Credit Bank:
0.412% *, 5/20/2016	75,000,000	75,000,163
0.503% *, 3/22/2017	94,000,000	93,995,147
0.508% *, 2/8/2017	15,000,000	15,000,000
0.513% *, 2/28/2017	130,000,000	129,996,916
0.513% *, 3/8/2017	40,000,000	39,998,020
0.608% *, 3/8/2018	30,000,000	29,997,005
Federal Home Loan Bank:
0.22% **, 4/5/2016	29,500,000	29,499,279
0.24% **, 4/4/2016	50,000,000	49,999,000
0.26% **, 4/11/2016	25,000,000	24,998,194
0.311% **, 6/28/2016	50,000,000	49,962,111
0.341% **, 4/18/2016	50,000,000	49,991,972
0.374% **, 5/18/2016	50,000,000	49,975,586
0.39% **, 6/23/2016	25,000,000	24,977,521
0.391% **, 7/15/2016	25,000,000	24,971,563
0.4% **, 7/1/2016	80,000,000	79,919,111
0.401% **, 7/11/2016	25,000,000	24,971,944
0.403% *, 8/26/2016	25,000,000	25,000,000
0.411%, 5/3/2016	40,000,000	39,985,422
0.421% **, 7/12/2016	20,000,000	19,976,200
0.43% *, 8/18/2017	160,000,000	159,677,681
0.436% *, 10/7/2016	7,500,000	7,500,000
0.471% **, 6/13/2016	25,000,000	24,976,174
0.498% *, 7/13/2016	40,600,000	40,600,000
0.501% **, 6/13/2016	75,000,000	74,923,960
0.51% *, 11/18/2016	50,000,000	50,000,000
0.513% *, 10/13/2016	200,000,000	199,994,215
0.548% *, 4/5/2017	100,000,000	100,000,000
0.552% **, 8/22/2016	15,000,000	14,967,229
0.56% *, 2/8/2017	85,000,000	84,996,484
0.605% *, 8/28/2017	285,000,000	284,959,557
Federal Home Loan Mortgage Corp.:
0.235%, 4/15/2016	21,000,000	20,998,081
0.396% **, 5/10/2016	60,000,000	59,974,325
0.401% **, 6/17/2016	34,000,000	33,970,911
0.441% **, 6/2/2016	35,000,000	34,973,478
0.441% **, 6/6/2016	25,000,000	24,979,833
0.511% **, 4/27/2016	150,000,000	149,944,750
0.562% *, 7/21/2017	60,000,000	59,991,950
0.654% *, 3/8/2018	65,000,000	65,000,000
Federal National Mortgage Association:
0.225% **, 5/23/2016	25,000,000	24,991,875
0.452% *, 7/20/2017	80,000,000	79,994,727
		2,475,630,384
U.S. Treasury Obligations 8.5%
U.S. Treasury Bill, 0.436% **, 7/28/2016	50,000,000	49,928,708
U.S. Treasury Floating Rate Notes:
0.37% *, 7/31/2016	100,000,000	100,013,422
0.374% *, 4/30/2017	100,000,000	99,889,788
0.377% *, 7/31/2017	100,000,000	99,905,906
0.468% *, 10/31/2017	200,000,000	199,932,890
0.572% *, 1/31/2018	275,500,000	275,612,084
U.S. Treasury Notes:
0.25%, 4/15/2016	12,500,000	12,499,484
0.25%, 5/15/2016	45,000,000	45,002,919
0.375%, 5/31/2016	131,000,000	131,037,721
0.5%, 6/15/2016	25,000,000	25,004,126
0.625%, 7/15/2016	25,000,000	25,023,900
2.0%, 4/30/2016	25,000,000	25,033,600
		1,088,884,548
Total Government & Agency Obligations (Cost $3,684,519,219)		3,684,519,219
Short-Term Notes 4.9%
GE Capital International Funding Co.:
144A, 0.964%, 4/15/2016	238,289,000	238,330,480
0.964%, 4/15/2016	217,500,000	217,533,467
General Electric Capital Corp.:
1.49% *, 5/9/2016	1,000,000	1,000,891
2.95%, 5/9/2016	24,659,000	24,720,085
Jets Stadium Development LLC, 0.4% *, 4/1/2047	43,600,000	43,600,000
JPMorgan Chase Bank NA, 0.781% *, 11/22/2016	45,750,000	45,750,000
Wal-Mart Stores, Inc., 5.313% *, 6/1/2016	55,000,000	55,451,092
Total Short-Term Notes (Cost $626,386,015)		626,386,015
Time Deposits 11.0%
Australia & New Zealand Banking Group Ltd., 0.25%, 4/1/2016	150,000,000	150,000,000
Banque Federative du Credit Mutuel, 0.3%, 4/1/2016	550,000,000	550,000,000
Credit Agricole SA, 0.27%, 4/1/2016	234,233,191	234,233,191
Landesbank Hessen-Thueringen Girozentrale, 0.25%, 4/1/2016	85,000,000	85,000,000
Nordea Bank Finland PLC, 0.15%, 4/1/2016	400,000,000	400,000,000
Total Time Deposits (Cost $1,419,233,191)		1,419,233,191
Municipal Bonds and Notes 2.6%
Campbellsville Taylor County, KY, Industrial Development Authority Revenue, Airguard Industries, Inc. Project, AMT, 0.43% ***, 5/1/2031, LOC: JPMorgan Chase Bank NA	7,410,000	7,410,000
Catawba County, NC, Hospital Revenue, Valley Medical Center, 0.45% ***, 10/1/2034, LOC: Branch Banking & Trust	4,930,000	4,930,000
Collier County, FL, Industrial Development Authority Revenue, Ave Maria Utility Co. Project, AMT, 0.43% ***, 10/1/2035, LOC: Northern Trust Co.	15,175,000	15,175,000
Michigan, State Finance Authority Revenue, School Loan:
Series B, 0.42% ***, 9/1/2050, LOC: PNC Bank NA	10,000,000	10,000,000
Series C, 0.42% ***, 9/1/2050, LOC: Bank of Montreal	28,500,000	28,500,000
Minnesota, State Office of Higher Education Revenue, Supplementary Student, Series A, 0.41% ***, 12/1/2043, LOC: U.S. Bank NA	11,500,000	11,500,000
New Hampshire, State Health & Education Facilities Authority Revenue, Higher Education Loan Corp., Series A, 0.48% ***, 12/1/2032, LOC: Royal Bank of Canada	12,843,000	12,843,000
New Jersey, RBC Municipal Products, Inc. Trust, Series E-60, 144A, 0.48% ***, 6/28/2016, LOC: Royal Bank of Canada	152,500,000	152,500,000
New Jersey, State Housing & Mortgage Finance Agency, Multi-Family Housing Revenue, Series C, 0.38% ***, 11/1/2039, LOC: Bank of America NA	9,570,000	9,570,000
New York, State Housing Finance Agency Revenue, 88 Leonard Street, Series A, 0.4% ***, 11/1/2037, LOC: Landesbank Hessen-Thuringen	11,750,000	11,750,000
New York, State Housing Finance Agency Revenue, BAM South Housing, Series B, 0.45% ***, 11/1/2048, LOC: JPMorgan Chase Bank NA	12,500,000	12,500,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series TR-T30001-I, 144A, 0.41% ***, 6/15/2044	8,000,000	8,000,000
University of California, TECP, 0.4%, 4/12/2016	40,000,000	39,995,112
Vanderbilt University, TECP, 0.4%, 4/7/2016	10,000,000	9,999,333
Total Municipal Bonds and Notes (Cost $334,672,445)		334,672,445
Repurchase Agreements 15.2%
BNP Paribas, 0.4%, dated 6/10/2015, to be repurchased at $200,733,333 on 5/5/2016 (b) (c)	200,000,000	200,000,000
Federal Reserve Bank of New York, 0.25%, dated 3/31/2016, to be repurchased at $1,200,088,333 on 4/1/2016 (d)	1,200,000,000	1,200,000,000
JPMorgan Securities, Inc., 0.787%, dated 8/12/2015, to be repurchased at $374,609,105 on 4/27/2016 (b) (e)	372,500,000	372,500,000
JPMorgan Securities, Inc., 0.757%, dated 4/30/2015, to be repurchased at $187,671,662 on 4/27/2016 (b) (f)	186,250,000	186,250,000
Total Repurchase Agreements (Cost $1,958,750,000)		1,958,750,000
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $12,609,680,259) †	97.8	12,609,680,259
Other Assets and Liabilities, Net	2.2	286,720,201
Net Assets	100.0	12,896,400,460

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of March 31, 2016.
**	Annualized yield at time of purchase; not a coupon rate.
***	Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of March 31, 2016.
†	The cost for federal income tax purposes was $12,609,680,259.
(a)	Government-backed debt issued by financial companies or government sponsored enterprises.
(b)	Open maturity repurchase agreement whose interest rate resets periodically and is shown at the current rate as of March 31, 2016. The dated date is the original day the repurchase agreement was entered into, the maturity date represents the next repurchase date. Upon notice, both the Fund and counterparty have the right to terminate the repurchase agreement at any time.
(c)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
14,909,347	ACIS CLO Ltd.	2.206	5/1/2027	14,624,787
12,976	Ally Master Owner Trust	1.43	6/17/2019	12,972
16,877	Black Diamond CLO Ltd.	2.083	2/6/2026	16,684
13,953	BlueMountain CLO Ltd.	2.136	4/30/2026	13,829
10,101,749	Carlyle Global Market Strategies CLO Ltd.	1.748	7/15/2025	9,906,761
27,278,298	CIFC Funding Ltd.	2.078	4/15/2027	26,888,333
1,756,000	Danaher Corp.	4.375	9/15/2045	1,953,540
3,620,106	Exxon Mobil Corp.	2.726	3/1/2023	3,679,983
7,594,000	HSBC Finance Corp.	1.065	6/1/2016	7,598,614
1,257,000	International Business Machines Corp.	2.875	11/9/2022	1,305,169
9,717,108	Jamestown CLO III Ltd.	2.078	1/15/2026	9,551,861
14,897,591	KKR Financial CLO Ltd.	1.778	7/15/2025	14,540,956
37,694,814	LCM XVIII LP	2.098	7/15/2027	36,313,165
271,027	NewMark Capital Funding CLO Ltd.	1.573	6/2/2025	262,703
7,455,000	Nomad CLO Ltd.	1.828	1/15/2025	7,332,264
3,756,597	Northwoods Capital XIV Ltd.	2.218	11/12/2025	3,726,576
15,729,374	Octagon Investment Partners XVI Ltd.	1.753	7/17/2025	15,356,261
22,394,523	Palmer Square CLO Ltd.	2.118	5/21/2027	23,127,157
2,489,580	Saranac CLO I Ltd.	2.099	10/26/2024	2,458,062
58,726	SMB Private Education Loan Trust	3.05	5/15/2026	59,735
1,147,840	Sound Point CLO IV Ltd.	1.994	1/21/2026	1,124,112
2,858,752	Steele Creek CLO Ltd.	2.118	8/21/2026	2,832,919
8,804,380	Telos CLO Ltd.	2.183	4/17/2025	8,659,986
9,544,227	TICP CLO I Ltd.	2.119	4/26/2026	9,374,149
33,494	Tralee CLO III Ltd.	1.974	7/20/2026	33,020
5,511,354	West CLO Ltd.	2.113	7/18/2026	5,391,138
Total Collateral Value				206,144,736

(d)	Collateralized by $901,472,600 U.S. Treasury Bond, 6.25%, maturing on 08/15/2023 with a value of $1,200,008,457.
(e)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
10,000,000	Adams Mill CLO Ltd.	2.108	7/15/2026	9,782,530
14,000,000	Apidos CLO XVIII	2.033	7/22/2026	13,872,701
23,320,000	Atlas Senior Loan Fund IV Ltd.	2.118	2/17/2026	23,108,806
187,105	Bear Stearns Asset Backed Securities Trust	0.833	8/25/2043	184,144
761,059,404	Bear Stearns Commercial Mortgage Securities Trust	0.52	2/11/2044	2,823,093
15,000,000	BlueMountain CLO Ltd.	2.038	11/20/2024	15,017,286
1	Carlyle High Yield Partners X Ltd.	0.848	4/19/2022	1
20,000,000	Cavalry CLO IV Ltd.	2.128	10/15/2026	19,588,440
12,000,000	Cent CLO Ltd.	1.739	7/23/2025	11,822,034
4,525,000	Chrysler Capital Auto Receivables Trust	2.24	9/16/2019	4,525,501
30,545,000	CIFC Funding Ltd.	1.783	4/16/2025	30,122,300
2,349,035	Conseco Finance Home Equity Loan Trust	8	6/15/2032	2,495,279
22,398,839	CVP Cascade CLO Ltd.	1.761-2.163	7/18/2026	21,884,353
386,963	CWABS, Inc.	0.933	10/25/2034	354,398
10,000,000	ECP CLO Ltd.	2.078	7/15/2026	9,788,399
2,900,000	Galaxy XVII CLO Ltd.	2.108	7/15/2026	2,866,308
15,200,000	GoldenTree Loan Opportunities VII Ltd.	1.769	4/25/2025	15,136,911
40,000,000	Hildene CLO II Ltd.	2.083	7/19/2026	39,174,447
16,000,000	Hildene CLO III Ltd.	2.224	10/20/2026	15,665,905
35,000,000	Jamestown CLO IV Ltd.	2.058	7/15/2026	33,905,305
15,870,847	Keycorp Student Loan Trust	0.929	7/25/2029	15,080,177
14,850,000	KKR CLO Ltd.	2.148	4/15/2027	14,644,832
15,000,000	Madison Park Funding XII Ltd.	2.124	7/20/2026	14,951,623
343,223	Morgan Stanley ABS Capital I Inc Trust	1.053	12/25/2034	314,958
5,250,000	Mountain View CLO II Ltd.	1.031	1/12/2021	5,007,888
1,844,653	National Collegiate Student Loan Trust	0.673-0.890	6/25/2027-11/27/2028	1,839,379
16,682,854	Navient Private Education Loan Trust	1.133	9/16/2024	16,484,362
600,000	Santander Drive Auto Receivables Trust	2.46-2.73	10/15/2019-6/15/2020	604,277
6,249,250	Scholar Funding Trust	1.521	10/28/2043	5,977,849
18,000,000	Silver Spring CLO Ltd.	2.078	10/15/2026	17,456,328
500,000	SLM Private Credit Student Loan Trust	0.964	3/15/2024	456,641
4,503,833	SLM Student Loan Trust	1.384-1.834	3/15/2033-12/15/2033	4,272,259
15,000,000	Venture XVIII CLO Ltd.	2.078	10/15/2026	14,763,005
Total Collateral Value				383,971,719

(f)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
23,576,098	Ally Auto Receivables Trust	1.06	5/15/2017	38,055,082
7,100,000	American Homes 4 Rent Trust	4.11-4.705	10/17/2036-4/17/2052	6,842,383
11,803	Bear Stearns Commercial Mortgage Securities Trust	5.537	10/12/2041	11,953
223,443	Brazos Higher Education Authority, Inc.	0.75	12/26/2019	221,977
171,167	CAL Funding II Ltd.	3.47	10/25/2027	164,557
8,683	Centerpoint Energy Transition Bond Co. III LLC	4.192	2/1/2020	8,834
778,819	Chase Education Loan Trust	0.7	12/28/2023	762,590
28,500,000	Chase Issuance Trust	1.62	7/15/2020	28,744,013
9,855,000	CIFC Funding Ltd.	1.783	04/16/2025	9,718,621
11,720,223	CLI Funding V LLC	3.29-3.38	6/18/2029-10/18/2029	13,147,886
177,267	College Loan Corp. Trust I	0.758	4/15/2025	176,955
2,515,539	Educational Funding of the South, Inc.	1.269	4/25/2035	2,442,676
2,000,000	FDF I Ltd.	6.875	11/12/2030	2,116,270
662,336	GCO Education Loan Funding Trust	0.759	5/25/2025	676,985
392,021	GE Commercial Mortgage Corp. Series Trust	5.481	12/10/2049	393,950
1,983,333	Global SC Finance II Srl	2.98	4/17/2028	1,880,272
626,033	Goal Capital Funding Trust	0.799	5/28/2030	667,117
84,448	GSAMP Trust	1.116	11/25/2034	80,585
371,912	Harley-Davidson Motorcycle Trust	0.8	1/15/2019	371,673
8,147,000	Invitation Homes Trust	2.436-2.936	12/17/2031-6/17/2032	7,857,012
34,041	JP Morgan Chase Commercial Mortgage Securities Trust	5.872	2/12/2049	34,590
2,108,360	KnowledgeWorks Foundation	1.579	2/25/2042	2,001,576
14,669,115	Morgan Stanley Capital I Trust	1.183-5.61	6/15/2044-4/15/2049	2,055,437
7,034,276	Northstar Education Finance, Inc.	1.371	10/30/2045	6,808,670
1,140,000	Progress Residential Trust	2.686	10/17/2031	1,104,203
1,325	RSB BondCo LLC	5.72	4/1/2018	1,362
1,000,000	Silver Bay Realty Trust	2.486	9/17/2031	943,915
425,495	SLC Student Loan Trust	1.018	5/15/2028	419,193
20,242,224	SLM Student Loan Trust	0.683-1.133	6/25/2019-1/25/2029	19,837,268
41,200,000	Sound Harbor Loan Fund Ltd.	2.116	10/30/2026	40,582,781
4,294,722	TAL Advantage V LLC	2.83-3.33	2/22/2038-5/20/2039	4,074,940
Total Collateral Value				192,205,326

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AMT: Subject to alternative minimum tax.
CLO: Collateralized Loan Obligation
LOC: Letter of Credit
TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (g)	$—	$10,650,930,259	$—	$10,650,930,259
Repurchase Agreements	—	1,958,750,000	—	1,958,750,000
Total	$—	$12,609,680,259	$—	$12,609,680,259

There have been no transfers between fair value measurement levels during the period ended March 31, 2016.

(g)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Government Money Market Series (formerly Deutsche Money Market Series), a series of Deutsche Money Market Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 23, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 23, 2016